Investments and Long-lived Assets - Schedule of Construction Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investments, All Other Investments [Abstract]
Construction Costs, Beginning balance	$ 3,520	$ 4,684
Additions	506	2,495
Finished - Transferred	(665)	(3,659)
Construction Costs, Ending balance	$ 3,361	$ 3,520